Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	25.00%	25.00%	25.00%
Deferred tax assets	$ 28,196	$ 35,595
Temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized	$ 33,500
Years of examination by income tax authority	3 years
DurationOfTaxLossCarryforward	5 years
Copa Airlines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 10,500	11,800
AeroRepública [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 6,000	$ 9,100
Tax year 2022 [member] | Copa Airlines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	25.00%
Tax year 2022 [member] | Oval [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	21.00%
Colombia [member] | Tax year 2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	35.00%
Colombia [member] | Tax year 2022 [member] | AeroRepública [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective rate	35.00%
PANAMA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	25.00%
PANAMA | Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
YearOfTaxLossesCarryforwardPutToUse	2021 years
PANAMA | Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
YearOfTaxLossesCarryforwardPutToUse	2025 years